SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-1A
                                                  File No. 333-38801
                                                  File No. 811-8457


REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                             X


Pre-Effective Amendment No.



Post-Effective Amendment No.    2                                    X

                                       AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                      X



  Amendment No.    3



                        DELAWARE GROUP FOUNDATION FUNDS

(Exact Name of Registrant as Specified in Charter)

   1818 Market Street, Philadelphia, Pennsylvania                       19103

(Address of Principal Executive Offices)                           (Zip Code)

Registrant's Telephone Number, including Area Code:             (215) 255-2923

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103

(Name and Address of Agent for Service)

Approximate Date of Public Offering:                         August 31, 1998


It is proposed that this filing will become effective:

           immediately upon filing pursuant to paragraph (b)

           on (date) pursuant to paragraph (b)

           60 days after filing pursuant to paragraph (a)(1)

           on (date) pursuant to paragraph (a)(1)

   X      75 days after filing pursuant to paragraph (a)(2)

           on (date) pursuant to paragraph (a)(2) of Rule 485

                       Title of Securities Being Registered
The securities being registered are a number of individual classes of a series of shares of beneficial interest of Delaware Group Foundation Funds, a Delaware business trust, as follows:

                          The Asset Allocation Portfolio
                          The Asset Allocation Portfolio

                           ---   C O N T E N T S   ---

This Post-Effective Amendment No. 2 to Registration File No. 333-38801 includes the following:


1.      Facing Page

2.      Contents Page

3.      Cross-Reference Sheets

4.      Part A - Prospectuses (1)

5.      Part B - Statement of Additional Information(1)

6.      Part C - Other Information (2)

7.      Signatures

(1) The Asset Allocation Portfolio's Prospectus and Statement of Additional Information dated August 31, 1998 are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 22 to the Registration Statement of Delaware Pooled Trust, Inc. filed June 17, 1998.

(2) Items 28 and 29 to Part C are incorporated into this filing by reference to Items 28a and 29 to Part C of the electronic filing of Post-Effective Amendment No. 22 to the Registration Statement of Delaware Pooled Trust, Inc. filed June 17, 1998.




                             CROSS-REFERENCE SHEET
                                   PART A

Item No.       Description                           Location in Prospectus*

1              Cover Page. . . . . . . . . . . . . .                 Cover

2              Fund Expenses. . . . . . . . . . . . .             Fund Expenses

3              Condensed Financial Information. . . .Financial Highlights

4              General Description of Registrant. . . Investment Objectives,
                                                      Policies and Risk
                                                      Considerations

5              Management of the Fund . . . . . . .     Management of the Fund

6              Capital Stock and Other Securities. . Dividends and Capital
                                                     Gains Distributions; Taxes

7              Purchase of Securities Being
               Offered. . . . . . . . . . . . . . .  Cover; Purchase of Shares;
                                                     Management of the Fund

8              Redemption or Repurchase. . . . . . .  Purchase of Shares;
                                                       Redemption of Shares

9              Legal Proceedings. . . . . . . . . .          None



* The Prospectus is included in and hereby incorporated by reference to Post-Effective Amendment No. 22 of Delaware Pooled Trust, Inc.'s Registration Statement (File No. 33-40991).

                              CROSS-REFERENCE SHEET
                                     PART B
                                                     Location in Statement
Item No.         Description                         of Additional Information*

10               Cover Page. . . . . . . . . . . . .               Cover

11               Table of Contents. . . . . . . . . .       Table of Contents

12               General Information and History. . . General Information

13               Investment Objectives and Policies.  Investment Policies,
                                                     Portfolio Techniques and
                                                        Risk Considerations

14               Management of the Registrant. . . . Officers and Directors

15               Control Persons and Principal
                 Holders of Securities. . . . . . .   Officers and Directors

16               Investment Advisory and Other
                 Services. . . . . . . . . . . . . .   Investment Management
                                                     Agreements; Officers and
                                                       Directors; General
                                                     Information; Financial
                                                            Statements

17               Brokerage Allocation. . . . . . . . . Trading Practices and
                                                            Brokerage

18               Capital Stock and Other Securities... Capitalization and
                                                      Noncumulative Voting
                                                         (under General
                                                           Information)

19               Purchase, Redemption and Pricing of
                 Securities Being Offered. . . . . . .     Purchasing Shares;
                                                       Determining Net Asset
                                                       Value; Redemption and
                                                              Repurchase

20               Tax Status. . . . . . . . . . . . . .    Accounting and Tax
                                                             Issues; Taxes

21               Underwriters. . . . . . . . . . . . .     Purchasing Shares

22               Calculation of Performance Data. . .Performance Information

23               Financial Statements. . . . . . . . .   Financial Statements


* The Statement of Additional Information is included in and hereby incorporated by reference to Post-Effective Amendment No. 22 of Delaware Pooled Trust, Inc.'s Registration Statement (File No. 33-40991).

                           CROSS REFERENCE SHEET
                                   PART C


Item No.      Description                                 Location in Part C

24            Financial Statements and Exhibits. . . . . .Item 24

25            Persons Controlled by or under Common
              Control with Registrant. . . . . . . . . . .    Item 25

26            Number of Holders of Securities. . . . . . .    Item 26

27            Indemnification. . . . . . . . . . . . . . .    Item 27

28            Business and Other Connections of
              Investment Adviser. . . . . . . . . . . . .     Item 28

29            Principal Underwriters. . . . . . . . . . .    Item 29

30            Location of Accounts and Records. . . . .       Item 30

31            Management Services. . . . . . . . . . . . .    Item 31

32            Undertakings. . . . . . . . . . . . . . . .     Item 32

                                  PART C

                              Other Information


Item 24.   Financial Statements and Exhibits

           (a) Financial Statements:

               Part A  - N/A

               Part B  - N/A

           (b) Exhibits:

               (1)   Declaration of Trust.

                     (a) Declaration of Trust incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

               (2)   By-Laws.

                     (a) By-Laws incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

               (3)   Voting Trust Agreement.  Inapplicable.

               (4)   Copies of All Instruments Defining the Rights of Holders.

                     (a)  Declaration of Trust.  Declaration of Trust (October
                          1997) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                     (b) By-Laws. By-Laws incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

               (5)   Asset Allocation Agreement.

                     (a)  Executed Asset Allocation Agreement (December 18,
                          1997) between Delaware Management Company, Inc. and the Registrant on behalf of the Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                     (b)  Executed Asset Allocation Agreement (December 18,
                          1997) between Delaware Management Company, Inc. and the Registrant on behalf of the Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.
                     (c)  Executed Asset Allocation Agreement (December 18,
                          1997) between Delaware Management Company, Inc. and the Registrant on behalf of the Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                     (d)  Form of Asset Allocation Agreement (1998) between
                        Delaware Management Company and the Registrant on
                     behalf of The Asset Allocation Portfolio attached as Exhibit.

     (6)     (a)  Distribution Agreement.  Executed Distribution
                  Agreement (December 18, 1997) between Delaware Distributors, L.P. and the Registrant on behalf of the Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

             (b) Executed Distribution Agreement (December 18, 1997) between Delaware Distributors, L.P. and the Registrant on behalf of the Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30,
                  1997.

             (c) Executed Distribution Agreement (December 18, 1997) between Delaware Distributors, L.P. and the Registrant on behalf of the Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30,
                  1997.

             (d)  Form of Distribution Agreement (1998) between
                    Delaware Distributors, L.P.and the Registrant on
                behalf of The Asset Allocation Portfolio attached as Exhibit.

             (e) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                     (f) Dealer's Agreement. Dealer's Agreement (as amended November 1995)(Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                     (g) Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

               (7)   Bonus, Profit Sharing, Pension Contracts.

                     (a) Amended and Restated Profit Sharing Plan (November 17, 1994) (Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                     (b) Amendment to Profit Sharing Plan (December 21, 1995) (Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

               (8)   Custodian Agreement.

                     (a) Custodian Agreement (Module) with The Chase Manhattan Bank incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997

                          (i) Letter to add the Income Portfolio, the Balanced
                               Portfolio and the Growth Portfolio to the Custodian Agreement with The Chase Manhattan Bank to be filed by amendment.

                          (ii) Form of Letter to add The Asset Allocation
                               Portfolio to the Custodian Agreement with The
                              Chase Manhattan Bank attached as Exhibit.

               (9)   Other Material Contracts.

                     (a) Executed Shareholders Services Agreement (December 18, 1997) between Delaware Service Company, Inc. and the Registrant on behalf of the Income Portfolio, Balanced Portfolio and Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                     (b)  Form of Shareholder Services Agreement (1998)
                         between Delaware Service Company, Inc. and the Registrant on behalf of The Asset Allocation Portfolio attached as Exhibit.

                     (c) Executed Fund Accounting Agreement (Module) (August 19, 1996) with Delaware Service Company, Inc. incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                          (i) Executed Amendment No. 8 to Delaware Group of
                             Funds Fund Accounting Agreement attached as
                             Exhibit.

                          (ii)Form of Amendment No. 9 to Delaware Group of
                               Funds Fund Accounting Agreement attached as
                               Exhibit.

                          (iii)Form of Amendment No. 10 to Delaware Group of
                              Funds Fund Accounting Agreement attached as
                              Exhibit.

              (10) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 1 filed on December 30, 1997.

              (11)   Consent of Auditors.  Inapplicable.

              (12)   Inapplicable.


              (13)   Subscription Agreement.  Incorporated into this filing by
                    reference to Post-Effective Amendment No. 2 filed January
                     21, 1998.

              (14)   Inapplicable.

              (15)   Plans under Rule 12b-1.

                     (a) Executed Plan under Rule 12b-1 for Class A of Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                     (b) Executed Plan under Rule 12b-1 for Class B of Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                     (c) Executed Plan under Rule 12b-1 for Class C of Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                     (d) Executed Plan under Rule 12b-1 for Class A of Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                     (e) Executed Plan under Rule 12b-1 for Class B of Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                     (f) Executed Plan under Rule 12b-1 for Class C of Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                     (g) Executed Plan under Rule 12b-1 for Class A of Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                     (h) Executed Plan under Rule 12b-1 for Class B of Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                     (i) Executed Plan under Rule 12b-1 for Class C of Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

              (16) Schedules of Computation for each Performance Quotation. Inapplicable.

              (17)   Financial Data Schedules.  Inapplicable.

              (18) Plan Under Rule 18f-3. Incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                     (a) Amended Appendix A to Plan under Rule 18f-3 incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

              (19)   Other:   Trustees' Power of Attorney.  Attached as
                              Exhibit.

Item 25.   Persons Controlled by or under Common Control with Registrant.
        None.

Item 26.   Number of Holders of Securities.  None.

Item 27. Indemnification. Incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24,
          1997.

Item 28.   Business and Other Connections of Investment Adviser.

           Incorporated into this filing by reference to Item 28a of Part C in Post-Effective Amendment No. 22 to the Registration Statement of Delaware Pooled Trust, Inc. filed June 16, 1998.

Item 29.   Principal Underwriters.

           Incorporated into this filing by reference to Item 29 of Part C in Post-Effective Amendment No. 22 to the Registration Statement of
        Delaware Pooled Trust, Inc. filed June 16, 1998.

Item 30.   Location of Accounts and Records.

           All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31.   Management Services.  None.

Item 32.   Undertakings.

          (a)   Not Applicable.

          (b)   Not Applicable.

          (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

          (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                    SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 15th day of June, 1998.


                                        DELAWARE GROUP FOUNDATION FUNDS

                                    By     /s/ Wayne A. Stork
                                                Wayne A. Stork
                                                   Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


   Signature                  Title                           Date

/s/Wayne A. Stork       Chairman of the Board            June 15, 1998
Wayne A. Stork          and Trustee

                          Executive Vice President/
                           Chief Operating Officer/
                           Chief Financial Officer
                           (Principal Financial Officer and
/s/David K. Downes       Principal Accounting Officer)     June 15, 1998
David K. Downes

/s/Jeffrey J. Nick            Trustee                        June 15, 1998
Jeffrey J. Nick

/s/Charles E. Peck          Trustee                          June 15, 1998
Charles E. Peck

/s/Thomas F. Madison   Trustee                               June 15, 1998
Thomas F. Madison

/s/John H. Durham        Trustee                              June 15, 1998
John H. Durham

/s/Ann R. Leven           Trustee                             June 15, 1998
Ann R. Leven

/s/Walter P. Babich       Trustee                             June 15, 1998
Walter P. Babich

/s/Anthony D. Knerr      Trustee                              June 15, 1998
Anthony D. Knerr






                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549



















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                                    Form N-1A

















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.          Exhibit

EX-99.B5D         Form of Asset Allocation Agreement (1998) between
                  Delaware Management Company and the Registrant on behalf of The Asset Allocation Portfolio

EX-99.B6D         Form of Distribution Agreement (1998) between Delaware
                  Distributors, L.P. and the Registrant on behalf of The
                  Asset Allocation Portfolio

EX-99.B8AII        Form of Letter to add The Asset Allocation Portfolio to
                   the Custodian Agreement with The Chase Manhattan Bank

EX-99.B9B          Form of First Amended and Restated Shareholders
                   Services Agreement (1998) between Delaware
                   Service Company, Inc. and the Registrant

EX-99.B9CI         Executed Amendment No. 8 to Delaware Group of Funds Fund
                    Accounting Agreement

EX-99.B9CII        Form of Amendment No. 9 to Delaware Group of Funds Fund
                   Accounting Agreement

EX-99.B9CIII      Form of Amendment No. 10 to Delaware Group of Funds Fund
                   Accounting Agreement

EX-99.B19          Power of Attorney